Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 871,155	$ 620,228	$ 1,729,353	$ 1,335,330
Top client
Disaggregation of Revenue [Line Items]
Revenue	110,356	74,932	274,650	156,199
Clients 2-5
Disaggregation of Revenue [Line Items]
Revenue	246,094	179,018	475,994	381,996
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	116,237	86,449	239,130	160,800
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	158,577	101,417	296,432	231,501
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 239,891	$ 178,412	$ 443,147	$ 404,834